Schedule of inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Consumables	R$ 20,585	R$ 14,533
Parts and maintenance materials	201,470	181,105
Advances to suppliers	47,530
Total	R$ 269,585	R$ 195,638